17. TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade Payables
Schedule of trade payables
			Consolidated
	Current		Non-current
	12/31/2020	12/31/2019	12/31/2020
Trade payables	4,893,589	3,012,654	594,051
(-) Adjustment present value	(74,050)		(50,524)
	4,819,539	3,012,654	543,527